Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
December 31, 2023
FBF-Y30-NPRT3-0224
1.9892470.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 1/25/24 to 3/21/24 (b) (Cost $3,683,714)	3,700,000	3,684,346

Domestic Equity Funds - 31.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	9,857,834	153,979,373
Fidelity Series Commodity Strategy Fund (c)	147,234	13,638,284
Fidelity Series Large Cap Growth Index Fund (c)	5,094,168	97,553,327
Fidelity Series Large Cap Stock Fund (c)	5,293,138	103,427,926
Fidelity Series Large Cap Value Index Fund (c)	12,517,793	184,261,907
Fidelity Series Small Cap Core Fund (c)	40,479	455,384
Fidelity Series Small Cap Opportunities Fund (c)	3,443,318	47,862,114
Fidelity Series Value Discovery Fund (c)	4,576,626	68,100,201
TOTAL DOMESTIC EQUITY FUNDS (Cost $557,149,877)		669,278,516

International Equity Funds - 29.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,739,591	40,244,585
Fidelity Series Emerging Markets Fund (c)	5,182,228	43,841,651
Fidelity Series Emerging Markets Opportunities Fund (c)	10,078,838	174,666,257
Fidelity Series International Growth Fund (c)	5,837,114	99,989,760
Fidelity Series International Index Fund (c)	3,215,321	37,812,178
Fidelity Series International Small Cap Fund (c)	1,948,330	33,043,676
Fidelity Series International Value Fund (c)	8,569,841	100,010,039
Fidelity Series Overseas Fund (c)	7,709,541	99,992,743
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $587,763,499)		629,600,889

Bond Funds - 37.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	12,602,785	96,537,335
Fidelity Series Corporate Bond Fund (c)	10,176,429	94,844,321
Fidelity Series Emerging Markets Debt Fund (c)	1,398,983	10,842,119
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	378,282	3,544,503
Fidelity Series Floating Rate High Income Fund (c)	215,540	1,946,327
Fidelity Series Government Bond Index Fund (c)	15,022,487	138,958,004
Fidelity Series High Income Fund (c)	1,293,510	10,878,423
Fidelity Series International Developed Markets Bond Index Fund (c)	9,228,405	80,656,264
Fidelity Series Investment Grade Bond Fund (c)	13,961,556	141,011,720
Fidelity Series Investment Grade Securitized Fund (c)	10,500,413	94,713,723
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,946,195	111,024,703
Fidelity Series Real Estate Income Fund (c)	219,762	2,085,541
TOTAL BOND FUNDS (Cost $871,630,976)		787,042,983

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	4,768,069	4,769,022
Fidelity Series Government Money Market Fund 5.43% (c)(e)	7,300,211	7,300,211
Fidelity Series Short-Term Credit Fund (c)	30,938	304,744
Fidelity Series Treasury Bill Index Fund (c)	1,885,641	18,743,271
TOTAL SHORT-TERM FUNDS (Cost $31,121,718)		31,117,248

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,051,349,784)	2,120,723,982
NET OTHER ASSETS (LIABILITIES) - 0.0%	50,992
NET ASSETS - 100.0%	2,120,774,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	425	Mar 2024	47,978,516	1,515,168	1,515,168
CBOT 5-Year U.S. Treasury Note Contracts (United States)	677	Mar 2024	73,639,617	1,589,427	1,589,427
CBOT Long Term U.S. Treasury Bond Contracts (United States)	85	Mar 2024	10,619,688	772,516	772,516

TOTAL PURCHASED					3,877,111

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	74	Mar 2024	17,834,000	(592,097)	(592,097)
ICE MSCI EAFE Index Contracts (United States)	28	Mar 2024	3,153,360	(30,461)	(30,461)
ICE MSCI Emerging Markets Index Contracts (United States)	342	Mar 2024	17,676,270	(783,208)	(783,208)

TOTAL SOLD					(1,405,766)

TOTAL FUTURES CONTRACTS					2,471,345
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,684,346.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,587,661	36,525,558	34,344,197	121,254	-	-	4,769,022	0.0%
Total	2,587,661	36,525,558	34,344,197	121,254	-	-	4,769,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	72,316,368	30,737,211	2,529,169	3,038,484	(82,406)	(3,904,669)	96,537,335
Fidelity Series Blue Chip Growth Fund	129,205,804	23,068,939	36,206,232	822,124	37,944	37,872,918	153,979,373
Fidelity Series Canada Fund	36,505,121	6,992,080	6,009,221	1,320,435	174,822	2,581,783	40,244,585
Fidelity Series Commodity Strategy Fund	12,466,941	3,508,811	1,420,917	600,588	(44,101)	(872,450)	13,638,284
Fidelity Series Corporate Bond Fund	77,385,493	20,083,414	4,531,067	2,710,286	(52,235)	1,958,716	94,844,321
Fidelity Series Emerging Markets Debt Fund	9,133,396	1,591,240	442,125	476,104	(5,942)	565,550	10,842,119
Fidelity Series Emerging Markets Debt Local Currency Fund	3,103,048	531,926	177,452	172,813	1,890	85,091	3,544,503
Fidelity Series Emerging Markets Fund	24,570,540	19,110,389	1,370,153	1,046,106	(17,868)	1,548,743	43,841,651
Fidelity Series Emerging Markets Opportunities Fund	163,562,489	14,056,102	12,090,069	4,800,781	(1,726,983)	10,864,718	174,666,257
Fidelity Series Floating Rate High Income Fund	1,730,003	346,116	162,566	138,976	650	32,124	1,946,327
Fidelity Series Government Bond Index Fund	114,577,447	31,040,473	5,633,680	2,692,244	(56,712)	(969,524)	138,958,004
Fidelity Series Government Money Market Fund 5.43%	5,189,520	4,410,304	2,299,613	243,633	-	-	7,300,211
Fidelity Series High Income Fund	9,250,817	1,690,857	365,487	489,270	(5,109)	307,345	10,878,423
Fidelity Series International Developed Markets Bond Index Fund	69,771,284	16,059,718	5,695,656	2,883,638	(168,577)	689,495	80,656,264
Fidelity Series International Growth Fund	84,734,395	15,718,207	8,288,932	1,274,201	(73,603)	7,899,693	99,989,760
Fidelity Series International Index Fund	35,136,501	5,991,814	5,541,159	1,050,126	(79,728)	2,304,750	37,812,178
Fidelity Series International Small Cap Fund	26,373,626	6,598,723	2,094,526	1,100,674	(67,956)	2,233,809	33,043,676
Fidelity Series International Value Fund	84,439,562	15,475,686	8,653,068	3,173,783	106,727	8,641,132	100,010,039
Fidelity Series Investment Grade Bond Fund	116,602,011	30,467,657	6,614,532	3,915,078	(166,421)	723,005	141,011,720
Fidelity Series Investment Grade Securitized Fund	80,373,786	18,734,946	4,568,933	2,590,762	(167,559)	341,483	94,713,723
Fidelity Series Large Cap Growth Index Fund	81,844,859	13,813,981	17,171,050	801,842	879,307	18,186,230	97,553,327
Fidelity Series Large Cap Stock Fund	89,638,159	15,855,783	11,955,839	5,248,264	387,549	9,502,274	103,427,926
Fidelity Series Large Cap Value Index Fund	167,253,293	29,211,836	22,651,009	7,383,569	(544,593)	10,992,380	184,261,907
Fidelity Series Long-Term Treasury Bond Index Fund	96,459,139	26,651,610	7,358,400	2,459,544	(784,392)	(3,943,254)	111,024,703
Fidelity Series Overseas Fund	84,652,261	15,309,862	7,378,010	1,622,155	83,362	7,325,268	99,992,743
Fidelity Series Real Estate Income Fund	3,121,325	483,744	1,530,801	143,863	(134,794)	146,067	2,085,541
Fidelity Series Short-Term Credit Fund	283,770	14,826	-	6,504	-	6,148	304,744
Fidelity Series Small Cap Core Fund	261,816	169,778	34,694	7,319	3,351	55,133	455,384
Fidelity Series Small Cap Opportunities Fund	40,979,379	7,801,945	7,104,338	478,698	479,613	5,705,515	47,862,114
Fidelity Series Treasury Bill Index Fund	13,067,348	8,553,009	2,864,295	592,974	(3,783)	(9,008)	18,743,271
Fidelity Series Value Discovery Fund	61,277,775	12,646,531	7,986,880	3,132,367	(172,198)	2,334,973	68,100,201
	1,795,267,276	396,727,518	200,729,873	56,417,205	(2,199,745)	123,205,438	2,112,270,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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